Financial Instruments - Information Related to Derivative Amounts Recognized in Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 14,113.2	$ 150.4	₨ 37,644.2	₨ 18,558.5
Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	(14,950.2)	(159.3)	19,426.5	1,762.6
Forward rate agreements
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	(19,816.1)	(211.2)	7,407.1	2,089.6
Currency options
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	(562.9)	(6.0)	421.7	194.0
Currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	28,175.6	300.2	9,511.0	10,242.9
Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 21,266.8	$ 226.7	₨ 877.9	₨ 4,269.4